Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (19,543)	$ (23,386)	$ (81,580)	$ (84,686)
Other comprehensive gain (loss):
Unrealized gain (loss) on marketable securities and money market funds	134	(234)	(136)	(89)
Total other comprehensive gain (loss)	134	(234)	(136)	(89)
Comprehensive loss	$ (19,409)	$ (23,620)	$ (81,716)	$ (84,775)